Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 27, 2014	Sep. 28, 2013
Cash Flows From (For) Operating Activities
Net income	$ 96.3	$ 111.4
Adjustments to derive cash flows
Depreciation and amortization	126.6	47.7
Share-based Compensation	8.8	5.9
Unrealized loss on equity method investments	3.1	0
Non-cash restructuring charges	1.7	1.9
Income tax benefit from exercise of stock options	1.5	1.8
Excess Tax Benefit of stock transactions	4.3	7.2
Deferred Income Taxes	(20.1)	(14.6)
Subtotal	213.6	146.9
Changes in operating assets and liabilities, net of acquisitions
Accounts receivable	57.3	(45.7)
Inventories	(29.7)	(12.0)
Accounts payable	(32.5)	(67.6)
Payroll and related taxes	(34.9)	(8.6)
Accrued customer programs	18.1	27.5
Accrued liabilities	0.6	21.2
Accrued income taxes	14.6	34.6
Other	(12.0)	2.4
Subtotal	(18.5)	(48.2)
Net cash from operating activities	195.1	98.7
Cash Flows (For) From Investing Activities
Additions to property and equipment	(31.7)	(40.4)
(Purchase) return of Investments	(0.1)	0
Proceeds from sale of business	1.1	0
Proceeds from sale of land	0	4.6
Net cash from (for) investing activities	(30.7)	(35.8)
Cash Flows (For) From Financing Activities
Repayments of long-term debt	(39.5)	0
Cash dividends	(14.1)	(8.5)
Repurchase of common stock	(7.5)	(7.3)
Settlements of contingent consideration	(5.0)	0
Borrowings (repayments) of short-term debt, net	(2.1)	1.1
Issuance of Common Stock	2.6	3.5
Excess tax benefit of stock transactions	4.3	7.2
Deferred financing fees	0	(24.8)
Net cash from (for) financing activities	(61.3)	(28.8)
Effect of exchange rate changes on cash	(11.1)	2.6
Net decrease in cash and cash equivalents	92.0	36.7
Cash and cash equivalents, beginning of period	799.5	779.9
Cash and cash equivalents, end of period	891.5	816.6
Cash paid/received during the period for:
Interest paid	5.2	1.7
Interest received	0.2	0.2
Income taxes paid	10.9	22.1
Income taxes refunded	$ 0.5	$ 0.8